Inventories (Tables)	12 Months Ended
Sep. 30, 2023
schedule Of Inventories
	September 30,	September 30,
	2023	2022
Raw materials	$6,553	$4,184
Semi-finished	165	755
Finished goods	1,548	2,416
	$8,266	$7,355